Financial Risk Management	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Financial Risk Management
26.	Financial Risk Management

The Group is exposed to credit risk, liquidity risk and market risks. The Group identifies and analyzes such risks, and controls are implemented under a risk management system to monitor and manage these risks at below a threshold level.

(a)	Market Risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices, will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

(i) Currency Risk

The Group is exposed to currency risk on sales, purchases and borrowings that are denominated in a currency other than the functional currency of the Controlling Company, Korean won (KRW). The currencies in which these transactions primarily are denominated are USD, CNY, JPY, etc.

Interest on borrowings is denominated in the currency of the borrowing. Generally, borrowings are denominated in currencies that match the cash flows generated by the underlying operations of the Group, primarily KRW and USD.

In respect of other monetary assets and liabilities denominated in foreign currencies, the Group adopts policies to ensure that its net exposure is kept to an acceptable level by buying or selling foreign currencies at spot rates when necessary to address short-term imbalances.

i) Exposure to currency risk

The Group’s exposure to foreign currency risk based on notional amounts at the reporting date is as follows:

(In millions)	December 31, 2016
	USD	JPY	CNY	TWD	EUR	PLN	VND
Cash and cash equivalents	518	308	3,785	36	1	77	338,770
Deposits in banks	—	—	500	—	—	—	—
Trade accounts and notes receivable	3,558	10	1,776	—	—	—	—
Non-trade receivable	52	2,434	199	12	—	2	—
Long-term non-trade receivable	2	—	—	—	—	—	—
Other assets denominated in foreign currencies	1	259	210	6	—	—	506
Trade accounts and notes payable	(1,204)	(14,940)	(2,567)	—	—	—	—
Other accounts payable	(397)	(9,836)	(771)	(7)	(2)	(5)	(665,869)
Borrowings	(1,251)	—	(3,264)	—	—	—	—

Net exposure	1,279	(21,765)	(132)	47	(1)	74	(326,593)

(In millions)	December 31, 2017
	USD	JPY	CNY	TWD	EUR	PLN	VND
Cash and cash equivalents	1,228	152	6,940	16	3	165	342,063
Deposits in banks	—	—	750	—	—	—	—
Trade accounts and notes receivable	3,316	11	1,453	—	—	—	—
Non-trade receivable	62	1,340	136	2	9	—	13,405
Other assets denominated in foreign currencies	1	206	596	7	—	—	1,882
Trade accounts and notes payable	(1,345)	(14,898)	(2,843)	—	—	—	(102,398)
Other accounts payable	(285)	(14,653)	(2,403)	(11)	(8)	(4)	(2,138,370)
Borrowings	(1,500)	—	(3,263)	—	—	—	—

Net exposure	1,477	(27,842)	1,366	14	4	161	(1,883,418)

Significant exchange rates applied during the reporting periods are as follows:

(In won)	Average rate				Reporting date spot rate
	2015		2016	2017	December 31, 2016	December 31, 2017
USD	~~W~~	1,131.30	1,159.83	1,131.08	1,208.50	1,071.40
JPY		9.35	10.67	10.09	10.37	9.49
CNY		179.47	174.40	167.52	173.26	163.65
TWD		35.64	35.97	37.16	37.41	35.92
EUR		1,256.17	1,283.95	1,277.01	1,267.60	1,279.25
PLN		300.22	294.41	299.98	287.62	306.07
VND		0.0516	0.0518	0.0498	0.0531	0.0472

ii) Sensitivity analysis

A weaker won, as indicated below, against the following currencies which comprise the Group’s assets or liabilities denominated in a foreign currency as of December 31, 2016 and 2017, would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considers to be reasonably possible as of the end of the reporting period. The analysis assumes that all other variables, in particular interest rates, would remain constant. The changes in equity and profit or loss would have been as follows:

(In millions of won)	December 31, 2016			December 31, 2017
	Equity		Profit or loss	Equity	Profit or loss
USD (5 percent weakening)	~~W~~	57,111	63,337	50,040	91,238
JPY (5 percent weakening)		(8,972)	(7,237)	(10,294)	(9,141)
CNY (5 percent weakening)		(3,410)	7,077	13,212	(6,396)
TWD (5 percent weakening)		88	—	23	1
EUR (5 percent weakening)		(40)	(79)	16	594
PLN (5 percent weakening)		1,129	(167)	2,515	(120)
VND (5 percent weakening)		(867)	—	(4,445)	—

A stronger won against the above currencies as of December 31, 2016 and 2017 would have had the equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

(ii) Interest rate risk

Interest rate risk arises principally from the Company’s bonds and borrowings. The Company establishes and applies its policy to reduce uncertainty arising from fluctuations in the interest rate and to minimize finance cost and manages interest rate risk by monitoring of trends of fluctuations in interest rate and establishing plan for countermeasures.

i) Profile

The interest rate profile of the Group’s interest-bearing financial instruments at the reporting date is as follows:

(In millions of won)
	December 31, 2016		December 31, 2017
Fixed rate instruments
Financial assets	~~W~~	2,722,600	3,360,800
Financial liabilities		(2,203,378)	(2,962,671)

	~~W~~	519,222	398,129

Variable rate instruments
Financial liabilities	~~W~~	(2,575,392)	(2,640,447)

ii) Equity and profit or loss sensitivity analysis for variable rate instruments

For the years ended December 31, 2016 and 2017 a change of 100 basis points in interest rates at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below for the respective following years. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

(In millions of won)	Equity			Profit or loss
	1% increase		1% decrease	1% increase	1% decrease
December 31, 2016
Variable rate instruments(*)	~~W~~	(16,868)	16,868	(16,868)	16,868
December 31, 20167
Variable rate instruments(*)	~~W~~	(17,362)	17,362	(17,362)	17,362

(*) Financial instruments subject to interest rate swap not qualified for hedging are excluded.

(b)	Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s receivables from customers.

The Group’s exposure to credit risk of trade and other receivables is influenced mainly by the individual characteristics of each customer. However, management believes that the demographics of the Group’s customer base, including the default risk of the country in which customers operate, do not have a significant influence on credit risk since the majority of the customers are global electronic appliance manufacturers operating in global markets.

The Group establishes credit limits for each customer and each new customer is analyzed quantitatively and qualitatively before determining whether to utilize third party guarantees, insurance or factoring as appropriate.

The Group does not establish allowances for receivables under insurance or receivables from customers with a high credit rating. For the rest of the receivables, the Group establishes an allowance for impairment of trade and other receivables that have been individually or collectively evaluated for impairment and estimated on the basis of historical loss experience for assets.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date are as follows:

(In millions of won)
	December 31, 2016		December 31, 2017
Cash and cash equivalents	~~W~~	1,558,696	2,602,560
Deposits in banks		1,163,763	758,089
Trade accounts and notes receivable, net		4,957,993	4,325,120
Non-trade receivable, net		134,161	150,554
Accrued income		9,431	14,273
Available-for-sale financial assets		154	162
Financial assets at fair value through profit or loss		1,382	1,552
Deposits		47,954	30,378
Short-term loans		7,696	16,766
Long-term loans		34,760	32,408
Long-term non-trade receivable		2,619	8,738
Derivatives		244	842

	~~W~~	7,918,853	7,941,442

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises primarily from the sales and investing activities. Trade accounts and notes receivables are insured in order to manage credit risk and uninsured trade accounts and notes receivables are managed in accordance with the Group’s management policy.

(c)	Liquidity Risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group has historically been able to satisfy its cash requirements from cash flows from operations and borrowings and equity financing. To the extent that the Group does not generate sufficient cash flows from operations to meet its capital requirements, the Group may rely on other financing activities, such as external long-term borrowings and offerings of debt securities, equity-linked and other debt securities. In addition, the Group maintains a line of credit with various banks.

The following are the contractual maturities of financial liabilities, including estimated interest payments, as of December 31, 2017.

(In millions of won)			Contractual cash flows
	Carrying amount		Total	6 months or less	6-12 months	1-2years	2-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank borrowings	~~W~~	642,172	660,540	258,027	145,804	256,709	—	—
Unsecured bank borrowings		2,950,184	3,112,199	36,579	596,101	1,107,718	1,176,097	195,704
Unsecured bond issues		2,010,762	2,124,147	413,307	134,829	592,031	983,980	—
Trade accounts and notes payable		2,875,090	2,875,090	2,875,090	—	—	—	—
Other accounts payable		3,169,937	3,170,157	3,169,790	367	—	—	—
Long-term other accounts payable		2	2	—	—	2	—	—

	~~W~~	11,648,147	11,942,135	6,752,793	877,101	1,956,460	2,160,077	195,704

It is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or at significantly different amounts.

(d)	Capital Management

Management’s policy is to maintain a capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. Liabilities to equity ratio, net borrowings to equity ratio and other financial ratios are used by management to achieve an optimal capital structure. Management also monitors the return on capital as well as the level of dividends to ordinary shareholders.

(In millions of won)
	December 31, 2016		December 31, 2017
Total liabilities	~~W~~	11,421,948	14,178,177
Total equity		13,462,388	14,981,510
Cash and deposits in banks (*1)		2,722,446	3,360,638
Borrowings (including bonds)		4,778,770	5,603,118
Total liabilities to equity ratio		85%	95%
Net borrowings to equity ratio (*2)		15%	15%

(*1)	Cash and deposits in banks consist of cash and cash equivalents and current deposit in banks.
(*2)	Net borrowings to equity ratio is calculated by dividing total borrowings (including bonds) less cash and current deposits in banks by total equity.

(e)	Determination of fair value

(i) Measurement of fair value

A number of the Group’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

i) Other current financial assets and liabilities

The carrying amounts approximate fair value because of the short maturity of these instruments.

ii) Trade Receivables and Other Receivables

The fair value of trade and other receivables is estimated as the present value of future cash flows, discounted at the market rate of interest at the reporting date. This fair value is determined for disclosure purposes. The carrying amounts of short-term receivables approximate fair value.

iii) Investments in Equity and Debt Securities

The fair value of marketable available-for-sale financial assets is determined by reference to their quoted closing bid price at the reporting date. The fair value of non-marketable securities is determined using valuation methods.

iv) Non-derivative Financial Liabilities

Fair value, which is determined for disclosure purposes, except for the liabilities at FVTPL, is calculated based on the present value of future principal and interest cash flows, discounted at the market rate of interest at the reporting date.

(ii) Fair values versus carrying amounts

The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statement of financial position, are as follows:

(In millions of won)	December 31, 2016			December 31, 2017
	Carrying amounts		Fair values	Carrying amounts	Fair values
Assets carried at fair value
Available-for-sale financial assets	~~W~~	154	154	162	162
Financial asset at fair value through profit or loss		1,382	1,382	1,552	1,552
Derivatives		244	244	842	842
Assets carried at amortized cost
Cash and cash equivalents	~~W~~	1,558,696	(*)	2,602,560	(*)
Deposits in banks		1,163,763	(*)	758,089	(*)
Trade accounts and notes receivable		4,957,993	(*)	4,325,120	(*)
Non-trade receivable		134,161	(*)	150,554	(*)
Accrued income		9,431	(*)	14,273	(*)
Deposits		47,954	(*)	30,378	(*)
Short-term loans		7,696	(*)	16,766	(*)
Long-term loans		34,760	(*)	32,408	(*)
Long-term non-trade receivable		2,619	(*)	8,738	(*)
Liabilities carried at fair value
Derivatives	~~W~~	472	472	—	—
Liabilities carried at amortized cost
Secured bank borrowings	~~W~~	700,820	700,820	642,172	642,172
Unsecured bank borrowings		2,197,132	2,200,522	2,950,184	2,955,399
Unsecured bond issues		1,880,818	1,903,863	2,010,762	2,016,086
Trade accounts and notes payable		2,877,326	(*)	2,875,090	(*)
Other accounts payable		2,449,517	2,449,938	3,169,937	3,170,147
Long-term other accounts payable		3,530	3,891	2	(*)

(*) Excluded from disclosures as the carrying amount approximates fair value.

(iii) Financial Instruments measured at cost

Available-for-sale financial assets measured at cost at the reporting date are as follows:

(In millions of won)
	December 31, 2016		December 31, 2017
Intellectual Discovery Co., Ltd.	~~W~~	729	729
Kyulux, Inc.		3,266	1,968
Henghao Technology Co., Ltd.		1,559	—
ARCH Venture Fund Vill, L.P.		2,285	2,283

	~~W~~	7,839	4,980

The movement in the available-for-sale financial assets for the years ended December 31, 2016 and 2017 is as follows:

(In millions of won)	December 31, 2016
	January 1, 2016		Acquisition	Disposal and others	Impairment	Effect of movements in exchange rates	December 31, 2016
Intellectual Discovery Co., Ltd.	~~W~~	2,673	—	—	(1,944)	—	729
Kyulux Inc.		3,266	—	—	—	—	3,266
Henghao Technology Co., Ltd.		3,372	—	—	(1,813)	—	1,559
ARCH Venture Fund Vill, L.P		1,378	859	(48)	—	96	2,285

	~~W~~	10,689	859	(48)	(3,757)	96	7,839

(In millions of won)	December 31, 2017
	January 1, 2017		Acquisition	Disposal and others	Impairment	Effect of movements in exchange rates	December 31, 2017
Intellectual Discovery Co., Ltd.	~~W~~	729	—	—	—	—	729
Kyulux Inc.		3,266	—	—	(1,298)	—	1,968
Henghao Technology Co., Ltd.		1,559	—	(909)	(650)	—	—
ARCH Venture Fund Vill, L.P		2,285	266	—	—	(268)	2,283

	~~W~~	7,839	266	(909)	(1,948)	(268)	4,980

Available-for-sale-financial assets consist of investments in equity securities and the fair value of some investments in equity securities are measured at cost because the range of reasonable fair value measurements is significant and the probabilities of the various estimates cannot be reasonably assessed since they do not have a quoted price in an active market for an identical instruments.

(iv) Fair values of financial assets and liabilities

i) Fair value hierarchy

The table below analyzes financial instruments carried at fair value based on the input variables used in the valuation method to measure fair value of assets and liabilities. The different levels have been defined as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities

•	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly

•	Level 3: inputs for the asset or liability that are not based on observable market data

ii) Financial instruments measured at fair value

Fair value hierarchy classifications of the financial instruments that are measured at fair value as of December 31, 2016 and 2017 are as follows:

(In millions of won)
	Level 1		Level 2	Level 3	Total
December 31, 2016
Assets
Available-for-sale financial assets	~~W~~	154	—	—	154
Financial asset at fair value through profit or loss		—	—	1,382	1,382
Derivatives		—	—	244	244
Liabilities
Derivatives	~~W~~	—	—	472	472

(In millions of won)
	Level 1		Level 2	Level 3	Total
December 31, 2017
Assets
Available-for-sale financial assets	~~W~~	162	—	—	162
Financial asset at fair value through profit or loss		—	—	1,552	1,552
Derivatives		—	—	842	842

iii) Financial instruments not measured at fair value but for which the fair value is disclosed

Fair value hierarchy classifications, valuation technique and inputs for fair value measurements of the financial instruments not measured at fair value but for which the fair value is disclosed as of December 31, 2016 and December 31, 2017 are as follows:

(In millions of won)	December 31, 2016				Valuation technique	Input
Classification	Level 1		Level 2	Level 3
Liabilities
Secured bank borrowings	~~W~~	—	—	700,820	Discounted cash flow	Discount rate
Unsecured bank borrowings		—	—	2,200,522	Discounted cash flow	Discount rate
Unsecured bond issues		—	—	1,903,863	Discounted cash flow	Discount rate
Other accounts payable		—	—	2,449,938	Discounted cash flow	Discount rate
Long-term other accounts payable		—	—	3,891	Discounted cash flow	Discount rate

(In millions of won)	December 31, 2017				Valuation technique	Input
Classification	Level 1		Level 2	Level 3
Liabilities
Secured bank borrowings	~~W~~	—	—	642,172	Discounted cash flow	Discount rate
Unsecured bank borrowings		—	—	2,955,399	Discounted cash flow	Discount rate
Unsecured bond issues		—	—	2,016,086	Discounted cash flow	Discount rate
Other accounts payable		—	—	3,170,147	Discounted cash flow	Discount rate

The interest rates applied for determination of the above fair value at the reporting date are as follows:

	December 31, 2016	December 31, 2017
Borrowings, bonds and others	1.48~2.68%	1.57~2.92%